Deposits, Prepayments and Other Current Assets	12 Months Ended
Jun. 30, 2024
Deposits, Prepayments and Other Current Assets
Deposits, Prepayments and Other Current Assets
3.	Deposits, Prepayments and Other Current Assets

	As of June 30,
	2023	2024
	US$	US$

Deposits, Prepayments and Other Current Assets	324	320